Summary of Error Corrections and Prior Period Adjustments (Details) - AUD ($)		3 Months Ended						9 Months Ended		12 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Trade and other receivables		$ 5,743,369						$ 5,743,369		$ 4,470,101	$ 4,437,253
Prepayment of seed purchase											3,672,697
Inventories		4,180,903						4,180,903		6,202,160	1,020,469
TOTAL CURRENT ASSETS		11,962,081						11,962,081		11,388,231	9,805,007
Property, plant and equipment		15,661,741						15,661,741		14,617,513	10,542,592		$ 7,902,448
Right-of-use asset		872,378						872,378		944,420	1,040,472
TOTAL NON-CURRENT ASSETS		19,150,884						19,150,884		18,608,539	14,255,536
TOTAL ASSETS		31,112,965						31,112,965		29,996,770	24,060,543
Trade and other payables		9,025,055						9,025,055		10,455,684	6,712,768
Lease liability, current		89,109						89,109		89,109	82,386
Related party loans		8,404,186						8,404,186		4,111,661	3,188,006
TOTAL CURRENT LIABILITIES		21,584,392						21,584,392		18,353,761	10,483,775
Lease liability, non-current		812,513						812,513		879,347	971,752
Related party loans		4,981,586						4,981,586		4,530,507	2,873,929
TOTAL NON-CURRENT LIABILITIES		10,541,264						10,541,264		10,735,440	5,924,251
TOTAL LIABILITIES		32,125,656						32,125,656		29,089,201	16,408,026
Retained earnings		(19,451,943)						(19,451,943)		(17,950,222)	3,712,333
Total deficit attributable to equity holders of the Company		(2,706,683)						(2,706,683)		(882,002)	6,294,820
Non-controlling interest		1,693,992						1,693,992		1,789,571	1,357,697
Cost of goods sold		8,864,653			$ 5,692,410			27,562,995	$ 21,068,310	27,810,782	24,062,603
Gross profit		565,575			603,441			2,600,949	4,918,476	5,916,440	4,986,742
Finance expenses		(471,238)			(162,260)			(1,280,428)	(384,859)	(835,813)	(612,735)
Occupancy costs		(8,650)			(4,595)			(21,745)	(18,612)	(43,990)	(12,298)
Depreciation		(28,123)			(2,482)			(60,077)	(4,369)	(17,473)	(24,444)
(Loss) Profit before income tax		(581,539)			41,185			(1,548,204)	2,422,104	(20,917,260)	1,954,848
Profit from continuing operations		(49,094)						(49,094)		(313,421)	(109,878)
Profit attributable to:
Members of the parent entity		(559,758)			26,324			(1,501,719)	1,858,356	(21,662,555)	1,432,693
Non-controlling interests		(70,875)			14,861			(95,579)	563,748	431,874	412,277
Retained earnings, balance at 1 July 2022				$ (17,950,222)			$ 3,712,333	(17,950,222)	3,712,333	3,712,333
Profit attributable to members of the parent entity, retained earnings		(630,633)	$ (320,332)	(646,335)	41,185	$ 970,388	1,410,531	(1,597,298)	2,422,104	(21,230,681)	1,844,970
Retained earnings, balance at 30 June 2023		(19,451,943)						(19,451,943)		(17,950,222)	3,712,333
Non-controlling interests, balance at 30 June 2023		1,693,992						1,693,992		1,789,571	1,357,697
Balance		(59,098)	261,234	907,569	10,033,436	9,063,048	7,652,517	907,569	7,652,517	7,652,517	5,807,547
Balance		$ (1,012,691)	$ (59,098)	$ 261,234	$ 10,036,690	$ 10,033,436	9,063,048	$ (1,012,691)	10,036,690	907,569	7,652,517		5,807,547
Previously stated [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables											4,579,879
Prepayment of seed purchase											3,951,896
Tax assets											224,215
Inventories											1,143,033
TOTAL CURRENT ASSETS											10,319,851
Property, plant and equipment											10,261,910
Right-of-use asset
TOTAL NON-CURRENT ASSETS											12,934,382
Accounts receivable													3,717,696
TOTAL ASSETS											23,254,233
Trade and other payables											6,473,495
Lease liability, current
Related party loans											4,585,751
TOTAL CURRENT LIABILITIES	[1]										10,211,821
Lease liability, non-current
Related party loans											2,982,499
TOTAL NON-CURRENT LIABILITIES											5,061,069
Other assets													1,373,489
TOTAL LIABILITIES											15,272,890
Retained earnings											4,051,390		2,652,310
Retained earnings attributable to members of the parent entity													2,541,200
Total deficit attributable to equity holders of the Company											6,633,877
Non-controlling interest										1,347,466	1,347,466
Cost of goods sold											20,498,069	[2]	18,797,541
Gross profit											8,551,276
General and administrative expenses											3,331,864	[3]	1,139,999
Finance expenses											552,076
Occupancy costs	[4]										40,890
Employee benefits expense	[4]										2,302,641
Depreciation	[4]										461,074
(Loss) Profit before income tax											1,911,004
Profit from continuing operations											1,801,126
Profit attributable to:
Members of the parent entity											1,399,080
Non-controlling interests											402,046
Retained earnings, balance at 1 July 2022							4,051,390		4,051,390	4,051,390	2,652,310
Profit attributable to members of the parent entity, retained earnings											1,399,080
Retained earnings, balance at 30 June 2023											4,051,390		2,652,310
Non-controlling interests, balance at 30 June 2023										1,347,466	1,347,466
Balance							7,981,343		7,981,343	7,981,343	6,180,217
Profit attributable to members of the parent entity, total equity											1,801,126
Balance											7,981,343		6,180,217
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables											(142,626)
Prepayment of seed purchase											(279,199)
Tax assets											29,545
Inventories											(122,564)
TOTAL CURRENT ASSETS											(514,844)
Property, plant and equipment											280,682
Right-of-use asset											1,040,472
TOTAL NON-CURRENT ASSETS											1,321,154
Accounts receivable													(77,938)
TOTAL ASSETS											806,310
Trade and other payables											239,273
Lease liability, current											82,386
Related party loans											(1,397,745)
TOTAL CURRENT LIABILITIES	[1]										271,954
Lease liability, non-current											971,752
Related party loans											(108,570)
TOTAL NON-CURRENT LIABILITIES											863,182
Other assets													(294,733)
TOTAL LIABILITIES											1,135,136
Retained earnings											(339,057)		(372,670)
Retained earnings attributable to members of the parent entity													(372,671)
Total deficit attributable to equity holders of the Company											(339,057)
Non-controlling interest										10,231	10,231
Cost of goods sold											3,564,534	[2]	294,733
Gross profit											(3,564,534)
General and administrative expenses											(864,432)	[3]	77,938
Finance expenses											60,659
Occupancy costs	[4]										(40,890)
Employee benefits expense	[4]										(2,302,641)
Depreciation	[4]										(461,074)
(Loss) Profit before income tax											43,844
Profit from continuing operations											43,844
Profit attributable to:
Members of the parent entity											33,613
Non-controlling interests											10,231
Retained earnings, balance at 1 July 2022							(339,057)		(339,057)	(339,057)	(372,670)
Profit attributable to members of the parent entity, retained earnings											33,613
Retained earnings, balance at 30 June 2023											(339,057)		(372,670)
Non-controlling interests, balance at 30 June 2023										10,231	10,231
Balance							(328,826)		(328,826)	(328,826)	372,670
Profit attributable to members of the parent entity, total equity											43,844
Balance											(328,826)		372,670
Restated [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables											4,437,253
Prepayment of seed purchase											3,672,697
Tax assets											253,760
Inventories											1,020,469
TOTAL CURRENT ASSETS											9,805,007
Property, plant and equipment											10,542,592
Right-of-use asset											1,040,472
TOTAL NON-CURRENT ASSETS											14,255,536
Accounts receivable													3,639,758
TOTAL ASSETS											24,060,543
Trade and other payables											6,712,768
Lease liability, current											82,386
Related party loans											3,188,006
TOTAL CURRENT LIABILITIES	[1]										10,483,775
Lease liability, non-current											971,752
Related party loans											2,873,929
TOTAL NON-CURRENT LIABILITIES											5,924,251
Other assets													1,078,756
TOTAL LIABILITIES											16,408,026
Retained earnings											3,712,333		2,279,640
Retained earnings attributable to members of the parent entity													2,168,529
Total deficit attributable to equity holders of the Company											6,294,820
Non-controlling interest										1,357,697	1,357,697
Cost of goods sold											24,062,603	[2]	19,092,274
Gross profit											4,986,742
General and administrative expenses											2,467,432	[3]	1,217,937
Finance expenses											612,735
Occupancy costs	[4]
Employee benefits expense	[4]
Depreciation	[4]
(Loss) Profit before income tax											1,954,848
Profit from continuing operations											1,844,970
Profit attributable to:
Members of the parent entity											1,432,693
Non-controlling interests											412,277
Retained earnings, balance at 1 July 2022							3,712,333		3,712,333	3,712,333	2,279,640
Profit attributable to members of the parent entity, retained earnings											1,432,693
Retained earnings, balance at 30 June 2023											3,712,333		2,279,640
Non-controlling interests, balance at 30 June 2023										1,357,697	1,357,697
Balance							$ 7,652,517		$ 7,652,517	$ 7,652,517	6,552,887
Profit attributable to members of the parent entity, total equity											1,844,970
Balance											$ 7,652,517		$ 6,552,887

[1]	Includes the correction of a footing error of $1,348,040
[2]	Includes $436,629 of depreciation, $40,890 of occupancy costs, and $2,154,793 of employee benefits expense reclassified to conform to the presentation in the current period.
[3]	Includes $24,445 of depreciation and $147,848 of employee benefits expense reclassified to conform to the presentation in the current period.
[4]	Certain prior year amounts have been reclassified to conform to the presentation in the current period. These reclassifications had no effect on the reported results of operations.